7. TURNOVER (Tables)	12 Months Ended
Dec. 31, 2017
Turnover Tables
Turnover
IN MILLIONS OF USD	2017	2016	2015
Net sales	1,760.8	1,650.1	1,369.6
Advertising income	41.7	37.1	33.4
Turnover	1,802.5	1,687.2	1,403.0

Net sales by product categories

IN MILLIONS OF USD	2017	2016	2015
Confectionery, Food and Catering	628.0	572.3	469.6
Perfumes and Cosmetics	258.4	226.3	174.6
Fashion, Leather and Baggage	220.1	183.3	146.2
Literature and Publications	175.6	192.5	187.2
Wine and Spirits	88.0	75.3	62.9
Tobacco goods	52.2	47.4	46.3
Watches, Jewelry and Accessories	115.5	86.2	76.9
Electronics	87.7	78.5	66.6
Other product categories	135.3	188.3	139.3
Total	1,760.8	1,650.1	1,369.6

Net sales by market sector
IN MILLIONS OF USD	2017	2016	2015
Duty-paid	1,334.4	1,284.0	1,075.2
Duty-free	426.4	366.1	294.4
Total	1,760.8	1,650.1	1,369.6

Net sales by channel
IN MILLIONS OF USD	2017	2016	2015
Airports	1,662.6	1,565.9	1,307.6
Downtown and hotel shops	43.1	29.5	13.1
Railway stations and other	55.1	54.7	48.9
Total	1,760.8	1,650.1	1,369.6